Fees Summary	Nov. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 290,950,012.00
Previously Paid Amount	13,810.00
Total Fee Amount	40,180.20
Total Offset Amount	0.00
Net Fee	$ 26,370.20